Document And Entity Information	May 21, 2020
Document Information [Line Items]
Entity, Registrant Name	HECLA MINING COMPANY
Document, Type	8-K
Document, Period End Date	May 21, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-8491
Entity, Tax Identification Number	77-0664171
Entity, Address, Address Line One	6500 North Mineral Drive
Entity, Address, City or Town	Coeur d'Alene
Entity, Address, State or Province	ID
Entity, Address, Postal Zip Code	83815
City Area Code	208
Local Phone Number	769-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000719413
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HL
Security Exchange Name	NYSE
PreferredStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock
Trading Symbol	HL-PB
Security Exchange Name	NYSE